Trade receivables and other current assets - Disclosure of Break Down of Trade Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 238	€ 0